Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment details
Established losses	kr (100)	kr 0		kr (100)	kr (113)	kr (404)
Reserves applied to cover established credit losses	93			93	113	393
Recovered credit losses	1	0	kr 3	1	3	4
Net credit losses	kr (71)	33	46	kr (38)	(281)	kr (93)
Loans and off balance
Provision ratio	0.13%			0.13%		0.15%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 339,873			kr 339,873		kr 350,246
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	272,656			272,656		283,931
Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	67,217			67,217		66,315
Accumulated impairment
Loans and off balance
Loans and off balance	(425)			(425)		(526)	kr (795)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(421)			(421)		(523)
Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(4)			(4)		(3)
12-month expected credit losses
Impairment details
Net credit losses	kr (39)	10	36	kr (29)	84	116
Loans and off balance
Provision ratio	0.03%			0.03%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 282,524			kr 282,524
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	235,616			235,616
12-month expected credit losses | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	46,908			46,908
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(80)			(80)		(54)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(76)			(76)
12-month expected credit losses | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	(4)			(4)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr (12)	7	14	kr (5)	54	(24)
Loans and off balance
Provision ratio	0.19%			0.19%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 46,999			kr 46,999
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	31,178			31,178
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	15,821			15,821
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(91)			(91)		(86)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(91)			(91)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	0			0
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (14)	kr 16	kr (7)	kr 2	kr (422)	(178)
Loans and off balance
Provision ratio	2.45%			2.45%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 10,350			kr 10,350
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	5,862			5,862
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off-balance
Loans and off balance
Loans and off balance	4,488			4,488
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(254)			(254)		kr (386)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(254)			(254)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Off-balance
Loans and off balance
Loans and off balance	kr 0			kr 0